UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2003

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  January 7, 2004

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$662,594

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      462  9916.00 SH       SOLE                  9916.00
AFLAC INC COM                  com              001055102      280  7748.00 SH       SOLE                  7748.00
AMERICAN INTERNATIONAL GROUP I com              026874107    32598 491817.00SH       SOLE                491817.00
APOLLO GROUP INC-CL A          com              037604105    25652 377240.00SH       SOLE                377240.00
AUTOMATIC DATA PROCESSING INC  com              053015103    28661 723575.07SH       SOLE                723575.07
BERKSHIRE HATHAWAY CL B        com              846702074      290   103.00 SH       SOLE                   103.00
BIOMET INC           COM       com              090613100    23639 649247.00SH       SOLE                649247.00
BP AMOCO PLC ADR               com              055622104      365  7391.00 SH       SOLE                  7391.00
C H ROBINSON WORLDWIDE         com              12541w100    10416 274745.00SH       SOLE                274745.00
CARDINAL HEALTH INC OHIO       com              14149y108    21862 357450.25SH       SOLE                357450.25
CHOICEPOINT INC                com              170388102    19531 512758.03SH       SOLE                512758.03
CINTAS CORP                    com              172908105    31952 637387.00SH       SOLE                637387.00
CITIGROUP INC                  com              172967101    22329 460012.95SH       SOLE                460012.95
COCA COLA CO                   com              191216100      465  9159.38 SH       SOLE                  9159.38
COX COMMUNICATIONS INC NEW CL  com              224044107    18804 545821.00SH       SOLE                545821.00
EMERSON ELEC                   com              291011104      356  5500.00 SH       SOLE                  5500.00
EXPEDITORS INTL WASH INC       com              302130109    11824 313970.00SH       SOLE                313970.00
EXXON MOBIL CORP               com              30231g102     1324 32292.00 SH       SOLE                 32292.00
FIRST DATA CORPORATION         com              319963104    12559 305634.00SH       SOLE                305634.00
FISERV INC WISC PV 1CT         com              337738108    30298 766834.00SH       SOLE                766834.00
GENERAL ELECTRIC               com              369604103    21856 705481.14SH       SOLE                705481.14
H & R BLOCK                    com              093671105      204  3676.00 SH       SOLE                  3676.00
HARLEY DAVIDSON INC WIS        com              412822108    21063 443161.79SH       SOLE                443161.79
HOP-ON.COM INC.                com              439338104        1 12638.00 SH       SOLE                 12638.00
IBM CORP                       com              459200101      297  3208.28 SH       SOLE                  3208.28
ILLINOIS TOOL WORKS INC        com              452308109    25051 298552.00SH       SOLE                298552.00
INTEL CORP                     com              458140100      376 11684.00 SH       SOLE                 11684.00
JOHNSON AND JOHNSON  COM       com              478160104    19530 378051.19SH       SOLE                378051.19
KOHLS CORP WISC PV 1CT         com              500255104     8917 198410.00SH       SOLE                198410.00
MARSHALL & ILSLEY              com              571834100      633 16562.00 SH       SOLE                 16562.00
MCLEODUSA INC CL A NEW         com              582266102       29 19579.00 SH       SOLE                 19579.00
MCLEODUSA INC ESCROW           com              582266102        7 335203.00SH       SOLE                335203.00
MEDTRONIC INC        COM       com              585055106    43011 884823.00SH       SOLE                884823.00
MERCK & CO                     com              589331107     1033 22352.81 SH       SOLE                 22352.81
MICROSOFT CORP                 com              594918104    20205 733670.93SH       SOLE                733670.93
NORTHN TRUST CORP              com              665859104    23091 497429.00SH       SOLE                497429.00
OMNICOM GROUP COM              com              681919106    21569 246987.00SH       SOLE                246987.00
PATTERSON DENTAL CO            com              703412106    27059 421745.00SH       SOLE                421745.00
PAYCHEX INC                    com              704326107    30976 832682.00SH       SOLE                832682.00
PEPSICO INC                    com              713448108      247  5295.00 SH       SOLE                  5295.00
PFIZER INC DEL PV$0.05         com              717081103    43069 1219055.71SH      SOLE               1219055.71
PROCTOR & GAMBLE CO            com              742718109      272  2725.00 SH       SOLE                  2725.00
SARA LEE CORP                  com              803111103      295 13600.00 SH       SOLE                 13600.00
SYSCO CORPORATION              com              871829107    35397 950764.00SH       SOLE                950764.00
US BANCORP DEL NEW             com              902973304      280  9389.00 SH       SOLE                  9389.00
VERIZON COMM                   com              92343v104      257  7324.19 SH       SOLE                  7324.19
WAL-MART STORES INC            com              931142103      645 12150.30 SH       SOLE                 12150.30
WALGREEN CO                    com              931422109    23046 633477.08SH       SOLE                633477.08
WELLS FARGO & CO               com              949746101      249  4231.00 SH       SOLE                  4231.00
WYETH COM                      com              983024100      263  6200.00 SH       SOLE                  6200.00